Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales to joint ventures
Sales to related parties	$ 4,884	$ 4,603	$ 3,578
Related party receivable	431	251	352
Purchases from joint ventures
Purchases of goods, related party	1,812	1,336	1,257
Related party payables	$ 225	$ 300	$ 176